PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2015
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.             PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2014 and 2015, consists of the following:

	Thousands of Yen
	2014	2015
Leasehold improvements	¥159,384	¥237,870
Furniture and fixtures	101,179	127,254
Computers	880,474	1,165,312
Assets held under capital lease, principally office equipment	18,858	19,402

Total	1,159,895	1,549,838
Accumulated depreciation	(456,981)	(737,874)

Property and equipment —net	¥702,914	¥811,964

The Company recognized an impairment loss on long-lived assets of ¥34,884 thousand for the year ended March 31, 2014, which is included in “Selling, general and administrative expenses.” The impairment loss on long-lived assets for the year ended March 31, 2014 consisted of leasehold improvements and computers, which were owned by a subsidiary in Taiwan. The amount of impairment was determined based on projected future cash flows. The impairment mainly resulted from a delay in the start-up of business in Taiwan. The Company recognized no impairment loss on long-lived assets for the year ended March 31, 2015.